Provision for Impairment Expense (Details) - Schedule of Provision for Impairment Expense - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Provision for Impairment Expense [Abstract]
Jana Care Inc (Note 21)	$ 200,729	$ 62,129
Bearn Inc (Note 24)	3,868	803,072
Body Composition Technologies Pte Ltd (Note 21)	26,188	188,271
Physimax Technologies Limited		(79,809)
Wellteq intangibles acquired through business combination (Note 4, Note 20)	245,000
Total	$ 475,785	$ 973,663